Pioneer High Income Fund, Inc.
Schedule of Investments  |  June 30, 2024

Ticker Symbol: PHT

Schedule of Investments  |  6/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 144.2%
	Senior Secured Floating Rate Loan Interests — 2.0% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
1,379,192	First Brands Group LLC, First Lien 2021 Term Loan, 10.591% (Term SOFR + 500 bps), 3/30/27	$ 1,372,788
	Total Auto Parts & Equipment	$1,372,788

	Casino Hotels — 0.6%
1,500,000	Century Casinos, Inc., Term B Facility Loan, 11.429% (Term SOFR + 600 bps), 4/2/29	$ 1,460,000
	Total Casino Hotels	$1,460,000

	Cruise Lines — 0.3%
840,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.844% (Term SOFR + 350 bps), 5/1/31	$ 842,625
	Total Cruise Lines	$842,625

	Electric-Generation — 0.3%
718,811	Generation Bridge Northeast LLC, Term Loan B, 8.844% (Term SOFR + 350 bps), 8/22/29	$ 724,202
	Total Electric-Generation	$724,202

	Medical-Drugs — 0.2%
390,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.826% (Term SOFR + 450 bps), 4/23/31	$ 389,634
	Total Medical-Drugs	$389,634

	Total Senior Secured Floating Rate Loan Interests (Cost $4,745,671)	$4,789,249

Shares
	Common Stocks — 0.5% of Net Assets
	Chemicals — 0.0%†
22	LyondellBasell Industries NV, Class A	$ 2,104
	Total Chemicals	$2,104

	Communications Equipment — 0.0%†
2,630+	Digicel International Finance Ltd.	$ 5,260
	Total Communications Equipment	$5,260

1Pioneer High Income Fund, Inc. | 6/30/24

Shares		Value
	Oil, Gas & Consumable Fuels — 0.0%†
21(b)	Amplify Energy Corp.	$ 142
8,027	Petroquest Energy, Inc.	5,222
	Total Oil, Gas & Consumable Fuels	$5,364

	Passenger Airlines — 0.5%
57,203	Grupo Aeromexico SAB de CV	$ 1,125,612
	Total Passenger Airlines	$1,125,612

	Pharmaceuticals — 0.0%†
2,975(b)	Endo, Inc.	$ 84,044
	Total Pharmaceuticals	$84,044

	Professional Services — 0.0%†
251,944+	Atento S.A.	$ 8
	Total Professional Services	$8

	Total Common Stocks (Cost $1,637,218)	$1,222,392

Principal Amount USD ($)
	Asset Backed Securities — 0.6% of Net Assets
1,500,000	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	$ 1,529,419
	Total Asset Backed Securities (Cost $1,500,000)	$1,529,419

	Collateralized Mortgage Obligations—2.4% of Net Assets
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.335% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 745,865
430,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.135% (SOFR30A + 780 bps), 11/25/41 (144A)	465,353
450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.585% (SOFR30A + 625 bps), 9/25/41 (144A)	469,614
610,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.835% (SOFR30A + 850 bps), 2/25/42 (144A)	675,575
Pioneer High Income Fund, Inc. | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,370,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 13.60% (SOFR30A + 826 bps), 7/25/49 (144A)	$ 1,586,090
120,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.535% (SOFR30A + 620 bps), 11/25/41 (144A)	127,025
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.95% (SOFR30A + 1,061 bps), 2/25/47 (144A)	1,665,562
	Total Collateralized Mortgage Obligations (Cost $5,233,392)	$5,735,084

	Commercial Mortgage-Backed Securities—3.1% of Net Assets
1,430,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.54% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	$ 1,421,742
1,032,208(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	952,366
1,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.339% (SOFR30A + 701 bps), 8/25/29	1,437,976
222,712(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.689% (SOFR30A + 636 bps), 1/25/27 (144A)	203,543
318,112(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.439% (SOFR30A + 911 bps), 7/25/30 (144A)	299,721
1,169,388(a)	Med Trust, Series 2021-MDLN, Class G, 10.693% (1 Month Term SOFR + 536 bps), 11/15/38 (144A)	1,169,011
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,908,750
	Total Commercial Mortgage-Backed Securities (Cost $7,645,724)	$7,393,109

3Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 2.7% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000	PT Bakrie & Brothers Tbk, 12/31/24	$ 4,170
	Total Banks	$4,170

	Chemicals — 1.7%
4,000,000(d)	Hercules LLC, 6.50%, 6/30/29	$ 4,131,205
	Total Chemicals	$4,131,205

	Commercial Services — 0.5%
1,130,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 1,034,515
	Total Commercial Services	$1,034,515

	Entertainment — 0.5%
1,455,000(e)	DraftKings Holdings, Inc., 3/15/28	$ 1,205,467
	Total Entertainment	$1,205,467

	Total Convertible Corporate Bonds (Cost $5,588,917)	$6,375,357

	Corporate Bonds — 125.4% of Net Assets
	Advertising — 3.3%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,746,446
1,470,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	1,410,869
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	1,856,472
3,000,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,929,679
	Total Advertising	$7,943,466

	Aerospace & Defense — 1.6%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 2,125,267
246,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	249,549
740,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	796,711
592,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	620,558
	Total Aerospace & Defense	$3,792,085

	Agriculture — 0.8%
2,795,000	Frigorifico Concepcion S.A., 7.70%, 7/21/28 (144A)	$ 1,900,984
	Total Agriculture	$1,900,984

Pioneer High Income Fund, Inc. | 6/30/244

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — 7.3%
1,867,432(f)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 1,827,659
420,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	399,708
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	362,105
2,839,263(a)	Gol Finance S.A., 15.837% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	3,059,306
3,255,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	3,257,194
330,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	379,318
828,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	829,653
2,460,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	2,494,600
EUR1,600,000	Transportes Aereos Portugueses S.A., 5.625%, 12/2/24 (144A)	1,710,161
2,360,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,854,375
1,470,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	1,288,638
	Total Airlines	$17,462,717

	Auto Manufacturers — 0.4%
1,035,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 1,072,251
	Total Auto Manufacturers	$1,072,251

	Auto Parts & Equipment — 1.3%
1,285,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 1,341,052
1,620,000	Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32 (144A)	1,641,743
	Total Auto Parts & Equipment	$2,982,795

	Banks — 3.9%
600,000(c)(g)	Bank of America Corp., 6.50% (3 Month Term SOFR + 444 bps)	$ 598,703
EUR2,400,000(c)(g)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	2,146,184
525,000(c)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	542,664
1,175,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	1,263,981
5Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
675,000(c)(g)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	$ 673,260
1,975,000	KeyBank N.A./Cleveland OH, 4.90%, 8/8/32	1,760,108
410,000(c)(h)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	408,975
1,240,000(c)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	1,285,089
545,000(c)(g)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	610,341
	Total Banks	$9,289,305

	Biotechnology — 0.3%
EUR745,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 737,492
	Total Biotechnology	$737,492

	Building Materials — 2.1%
1,991,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 2,096,688
2,211,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	1,818,378
1,140,000	Knife River Corp., 7.75%, 5/1/31 (144A)	1,191,303
	Total Building Materials	$5,106,369

	Chemicals — 8.8%
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 1,282,440
EUR885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	811,546
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,380,161
2,831,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	2,812,804
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	479,247
EUR1,355,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	1,554,712
2,320,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	2,454,492
3,517,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	3,785,287
2,500,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	2,417,356
EUR1,005,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	1,163,109
2,000,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,805,377
	Total Chemicals	$20,946,531

Pioneer High Income Fund, Inc. | 6/30/246

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Coal — 1.2%
2,795,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 2,868,369
	Total Coal	$2,868,369

	Commercial Services — 6.7%
20,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 20,052
1,645,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	1,440,008
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,893,370
1,652,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	1,694,083
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,930,484
2,059,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	2,068,527
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	314,008
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	847,498
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,094,432
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	912,716
690,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	695,460
	Total Commercial Services	$15,910,638

	Computers — 0.6%
415,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	$ 425,188
980,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	925,298
	Total Computers	$1,350,486

	Distribution/Wholesale — 1.9%
2,460,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 2,373,826
705,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	725,128
1,325,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	1,382,885
	Total Distribution/Wholesale	$4,481,839

7Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Diversified Financial Services — 10.7%
3,500,000(c)(g)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 3,163,872
811,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	809,940
140,000(i)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	13,469
1,500,000(i)	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	132,000
1,095,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,065,545
1,140,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,139,264
EUR480,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	341,976
GBP820,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	687,655
350,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	357,000
1,805,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	1,897,506
1,913,643(f)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,842,201
2,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	2,675,162
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	835,992
1,210,000	OneMain Finance Corp., 7.875%, 3/15/30	1,247,578
2,320,000	OneMain Finance Corp., 9.00%, 1/15/29	2,447,651
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	736,193
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,317,717
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	998,513
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,815,816
	Total Diversified Financial Services	$25,525,050

	Electric — 0.9%
412,000	Cemig Geracao e Transmissao S.A., 9.25%, 12/5/24 (144A)	$ 412,327
676,000	NRG Energy, Inc., 6.625%, 1/15/27	674,652
Pioneer High Income Fund, Inc. | 6/30/248

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
1,045,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	$ 1,114,204
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,899
	Total Electric	$2,207,082

	Electrical Components & Equipments — 1.3%
2,600,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,596,934
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	529,328
	Total Electrical Components & Equipments	$3,126,262

	Electronics — 0.3%
735,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	$ 762,138
	Total Electronics	$762,138

	Entertainment — 2.6%
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$ 396,291
208,000	International Game Technology Plc, 6.50%, 2/15/25 (144A)	208,113
1,910,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	1,919,869
1,910,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,950,692
EUR730,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	823,229
930,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	881,686
	Total Entertainment	$6,179,880

	Food — 0.4%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 538,471
315,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	325,485
	Total Food	$863,956

	Healthcare-Products — 0.8%
1,960,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 1,962,911
	Total Healthcare-Products	$1,962,911

9Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Healthcare-Services — 3.3%
1,014,000	Auna SAA, 10.00%, 12/15/29 (144A)	$ 1,035,115
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	540,100
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	233,864
760,000(h)	Concentra Escrow Issuer Corp., 6.875%, 7/15/32 (144A)	770,002
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	338,306
2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,635,406
2,325,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	2,289,633
	Total Healthcare-Services	$7,842,426

	Home Builders — 1.5%
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 1,156,614
2,285,000	LGI Homes, Inc., 8.75%, 12/15/28 (144A)	2,380,066
	Total Home Builders	$3,536,680

	Household Products/Wares — 0.7%
2,050,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 1,713,246
	Total Household Products/Wares	$1,713,246

	Insurance — 5.0%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 3,874,281
3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month Term SOFR + 738 bps), 6/15/58 (144A)	3,699,857
2,677,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	2,958,083
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,467,222
	Total Insurance	$11,999,443

	Internet — 0.4%
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 205,327
700,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	712,985
	Total Internet	$918,312

	Iron & Steel — 2.4%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,909,764
Pioneer High Income Fund, Inc. | 6/30/2410

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
1,721,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 1,701,516
2,235,000	TMS International Corp., 6.25%, 4/15/29 (144A)	2,040,366
	Total Iron & Steel	$5,651,646

	Leisure Time — 4.5%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 217,125
235,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	254,407
EUR731,000	Carnival Plc, 1.00%, 10/28/29	639,229
1,000,000(h)	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,007,500
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,280,267
2,435,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,531,672
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,011,081
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	355,512
745,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	735,497
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,787,975
	Total Leisure Time	$10,820,265

	Lodging — 2.5%
375,000(h)	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 369,603
1,715,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	1,723,030
1,715,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	1,700,697
1,505,000	MGM Resorts International, 6.50%, 4/15/32	1,498,046
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	730,478
	Total Lodging	$6,021,854

	Media — 4.3%
2,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 2,047,426
2,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	801,245
1,925,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	697,831
835,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	712,133
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	973,183
11Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Media — (continued)
1,545,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	$ 1,553,312
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,432,616
	Total Media	$10,217,746

	Metal Fabricate/Hardware — 0.5%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,140,739
	Total Metal Fabricate/Hardware	$1,140,739

	Mining — 3.7%
2,340,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 2,193,010
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	688,754
2,840,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	2,835,229
415,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	433,623
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	688,614
2,010,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	2,056,268
	Total Mining	$8,895,498

	Miscellaneous Manufacturing — 1.2%
2,880,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 2,981,389
	Total Miscellaneous Manufacturing	$2,981,389

	Oil & Gas — 14.3%
685,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 718,923
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	2,456,565
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,079,881
1,890,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	1,920,614
2,140,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	2,238,012
727,378	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	760,110
541,529	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	566,421
180,000	Cenovus Energy, Inc., 6.75%, 11/15/39	194,218
925,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	953,409
1,225,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	1,283,590
830,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	889,943
1,225,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	1,311,914
Pioneer High Income Fund, Inc. | 6/30/2412

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	$ 792,181
1,815,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	1,795,372
1,330,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,300,224
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	982,444
1,003,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,016,980
750,000	Murphy Oil Corp., 6.375%, 7/15/28	755,658
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	1,058,212
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,577,564
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	579,397
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	572,776
1,065,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	1,113,117
2,265,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	2,165,979
885,000	Southwestern Energy Co., 4.75%, 2/1/32	814,133
285,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	294,145
1,030,000	Transocean, Inc., 6.80%, 3/15/38	854,536
665,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	666,649
665,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	665,285
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,968,378
1,000,000	YPF S.A., 6.95%, 7/21/27 (144A)	905,211
	Total Oil & Gas	$34,251,841

	Oil & Gas Services — 2.7%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 381,298
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,593,293
1,445,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	1,463,165
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	704,317
1,290,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	1,299,814
	Total Oil & Gas Services	$6,441,887

13Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Packaging & Containers — 1.2%
EUR1,400,000	Fiber Bidco S.p.A., 6.125%, 6/15/31 (144A)	$ 1,484,337
1,355,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,352,648
	Total Packaging & Containers	$2,836,985

	Pharmaceuticals — 2.6%
265,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	$ 273,474
2,750,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	2,500,033
2,365,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	2,152,197
579,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
1,095,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,176,103
1,300,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$6,101,807

	Pipelines — 7.5%
1,716,369	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,664,043
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	871,468
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,046,746
1,524,000(a)	Energy Transfer LP, 8.606% (3 Month Term SOFR + 328 bps), 11/1/66	1,495,948
1,965,000(c)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,946,411
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	203,840
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	234,240
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	635,940
1,845,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,862,585
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	787,293
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	422,695
1,515,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,539,239
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,169,391
215,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	221,497
1,355,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,405,448
Pioneer High Income Fund, Inc. | 6/30/2414

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
505,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	$ 553,024
1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	1,763,306
	Total Pipelines	$17,823,114

	Real Estate — 1.4%
4,000,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 3,271,139
	Total Real Estate	$3,271,139

	REITs — 2.0%
EUR490,000	Alexandrite Monnet UK Holdco Plc, 10.50%, 5/15/29 (144A)	$ 544,087
2,275,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	1,482,426
365,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	368,913
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	139,102
1,555,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,522,784
755,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	739,358
	Total REITs	$4,796,670

	Retail — 1.7%
GBP1,320,000	CD&R Firefly Bidco Plc, 8.625%, 4/30/29 (144A)	$ 1,689,887
1,210,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	1,251,227
1,125,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,173,914
	Total Retail	$4,115,028

	Telecommunications — 2.4%
1,495,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 485,875
1,169,000	Altice France Holding S.A., 10.50%, 5/15/27 (144A)	466,396
270,000	Altice France S.A., 5.125%, 1/15/29 (144A)	176,174
1,910,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,322,312
375,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	379,702
15Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Telecommunications — (continued)
41,000	Sprint LLC, 7.625%, 3/1/26	$ 42,131
3,135,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,953,311
	Total Telecommunications	$5,825,901

	Transportation — 2.4%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,432,145
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,412,060
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	731,902
1,240,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	1,234,944
	Total Transportation	$5,811,051

	Total Corporate Bonds (Cost $301,505,189)	$299,487,273

Shares
	Convertible Preferred Stock — 0.4% of Net Assets
	Banks — 0.4%
752(g)	Wells Fargo & Co., 7.50%	$ 894,105
	Total Banks	$894,105

	Total Convertible Preferred Stock (Cost $950,539)	$894,105

	Preferred Stock — 0.0%† of Net Assets
	Internet — 0.0%†
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 22,585
	Total Internet	$22,585

	Total Preferred Stock (Cost $235,605)	$22,585

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP21,700(b)	Avation Plc, 1/1/59	$ 7,544
	Total Trading Companies & Distributors	$7,544

	Total Right/Warrant (Cost $—)	$7,544

Pioneer High Income Fund, Inc. | 6/30/2416

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 6.0% of Net Assets#
	Event Linked Bonds — 1.5%
	Earthquakes – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 18.85%, (SOFR + 1,372 bps), 4/28/28 (144A)	$ 246,050
	Flood – U.S. — 0.3%
250,000(a)	FloodSmart Re, 17.185%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 239,950
250,000(a)	FloodSmart Re, 19.355%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	247,500
250,000(a)	FloodSmart Re, 22.505%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	245,525
		$732,975

	Multiperil – U.S. — 0.6%
250,000(a)	Matterhorn Re, 10.625%, (SOFR + 525 bps), 3/24/25 (144A)	$ 240,075
250,000(a)	Matterhorn Re, 13.125%, (SOFR + 775 bps), 3/24/25 (144A)	239,175
250,000(a)	Merna Re II, 12.605%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	247,318
250,000(a)	Merna Re II, 13.855%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	247,894
250,000(a)	Mystic Re, 17.355%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	248,575
250,000(a)	Residential Re, 17.375%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	234,325
		$1,457,362

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Atlas Capital, 17.873%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 261,850
250,000(a)	Easton Re, 12.855%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	243,600
		$505,450

	Windstorm – Florida — 0.2%
250,000(a)	Marlon Re, 12.355%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 249,925
250,000(a)	Merna Re II, 14.105%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	248,286
		$498,211

17Pioneer High Income Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 13.805%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 251,350
	Total Event Linked Bonds	$3,691,398

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Multiperil – Massachusetts — 0.1%
350,000(b)(j)+	Portsalon Re 2022, 5/31/28	$ 320,922
	Multiperil – U.S. — 0.2%
250,000(b)(j)+	Ballybunion Re 2023, 12/31/28	$ 93,988
250,000(b)(j)+	Mangrove Risk Solutions, 5/10/25 (144A)	231,025
		$325,013

	Multiperil – Worldwide — 0.0%†
500,000(b)(j)+	Cypress Re 2017, 1/31/25	$ 50
	Windstorm – U.S. — 0.1%
250,000(b)(j)+	PI0048 RE 2024, 11/30/27	$ 219,000
	Windstorm – U.S. Regional — 0.1%
250,000(b)(j)+	Oakmont Re 2024, 4/1/30	$ 233,666
	Total Collateralized Reinsurance	$1,098,651

	Reinsurance Sidecars — 4.0%
	Multiperil – U.S. — 0.0%†
500,000(b)(k)+	Harambee Re 2018, 12/31/24	$ —
600,000(k)+	Harambee Re 2019, 12/31/24	1,200
		$1,200

	Multiperil – Worldwide — 4.0%
40,466(b)(k)+	Alturas Re 2022-2, 12/31/27	$ 3,189
1,500,000(j)+	Bantry Re 2024, 12/31/29	1,597,244
1,000,000(b)(j)+	Berwick Re 2024-1, 12/31/29	1,053,007
500,000(j)+	Eccleston Re 2023, 11/30/28	38,633
750,000(b)(j)+	Gleneagles Re 2022, 12/31/27	293,955
1,000,000(j)+	Gullane Re 2024, 12/31/29	1,019,375
499,318(b)(k)+	Lorenz Re 2019, 6/30/25	4,544
1,000,000(b)(j)+	Merion Re 2022-2, 12/31/27	948,111
350,000(b)(j)+	Pangaea Re 2023-3, 5/31/29	420,000
500,000(j)+	Pangaea Re 2024-1, 12/31/29	533,244
2,357(j)+	Sector Re V, 12/1/27 (144A)	70,782
Pioneer High Income Fund, Inc. | 6/30/2418

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(b)(j)+	Sector Re V, 12/1/28 (144A)	$ 581,067
1,000,000(b)(j)+	Sector Re V, 12/1/28 (144A)	1,162,133
250,000(j)+	Sussex Re 2020-1, 12/31/24	325
1,500,000(k)+	Thopas Re 2022, 12/31/27	—
1,596,147(b)(k)+	Thopas Re 2023, 12/31/28	—
1,596,147(k)+	Thopas Re 2024, 12/31/29	1,756,081
244,914(b)(j)+	Woburn Re 2019, 12/31/24	33,713
		$9,515,403

	Total Reinsurance Sidecars	$9,516,603

	Total Insurance-Linked Securities (Cost $13,576,670)	$14,306,652

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Russia — 0.1%
382,800(i)(l)	Russian Government International Bond, 7.500%, 3/31/30	$ 269,771
	Total Russia	$269,771

	Total Foreign Government Bond (Cost $320,870)	$269,771

19Pioneer High Income Fund, Inc. | 6/30/24

Shares		Value
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
2,286,520(m)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 2,286,520
		$2,286,520

	TOTAL SHORT TERM INVESTMENTS (Cost $2,286,520)	$2,286,520

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 144.2% (Cost $345,226,315)	$344,319,060
	OTHER ASSETS AND LIABILITIES — (44.2)%	$(105,505,524)
	net assets — 100.0%	$238,813,536

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $268,932,511, or 112.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2024.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(d)	Security is priced as a unit.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Security is in default.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2024.
Pioneer High Income Fund, Inc. | 6/30/2420

Schedule of Investments  |  6/30/24
(unaudited) (continued)
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$3,189
Atlas Capital	5/24/2024	250,000	261,850
Ballybunion Re 2023	3/20/2023	65,435	93,988
Bantry Re 2024	2/1/2024	1,482,365	1,597,244
Berwick Re 2024-1	1/10/2024	1,000,000	1,053,007
Bonanza Re	1/6/2023	250,000	251,350
Cypress Re 2017	1/24/2017	1,681	50
Easton Re	5/16/2024	246,396	243,600
Eccleston Re 2023	7/13/2023	—	38,633
FloodSmart Re	2/14/2022	250,000	239,950
FloodSmart Re	2/23/2023	250,000	245,525
FloodSmart Re	2/29/2024	250,000	247,500
Gleneagles Re 2022	1/18/2022	313,226	293,955
Gullane Re 2024	2/14/2024	969,259	1,019,375
Harambee Re 2018	12/19/2017	10,612	—
Harambee Re 2019	12/20/2018	—	1,200
International Bank for Reconstruction & Development	5/10/2024	241,893	246,050
Lorenz Re 2019	6/26/2019	81,342	4,544
Mangrove Risk Solutions	6/17/2024	225,663	231,025
Marlon Re	5/24/2024	250,000	249,925
Matterhorn Re	3/10/2022	250,000	240,075
Matterhorn Re	3/10/2022	250,000	239,175
Merion Re 2022-2	2/22/2022	1,000,000	948,111
Merna Re II	5/8/2024	250,000	247,318
Merna Re II	5/8/2024	250,000	248,286
Merna Re II	5/8/2024	250,000	247,894
Mystic Re	5/21/2024	249,156	248,575
Oakmont Re 2024	5/23/2024	221,839	233,666
Pangaea Re 2023-3	7/5/2023	350,000	420,000
Pangaea Re 2024-1	2/27/2024	500,000	533,244
PI0048 RE 2024	6/12/2024	210,612	219,000
21Pioneer High Income Fund, Inc. | 6/30/24

Restricted Securities	Acquisition date	Cost	Value
Portsalon Re 2022	7/15/2022	$283,022	$320,922
Residential Re	10/28/2021	250,000	234,325
Sector Re V	12/30/2022	—	70,782
Sector Re V	12/4/2023	500,000	581,067
Sector Re V	12/29/2023	1,000,000	1,162,133
Sussex Re 2020-1	1/23/2020	—	325
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	1,596,147	1,756,081
Woburn Re 2019	1/30/2019	28,022	33,713
Total Restricted Securities			$14,306,652
% of Net assets			6.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,325,861	EUR	1,220,000	Bank of America NA	7/26/24	$17,525
EUR	297,000	USD	323,217	Citibank NA	8/28/24	(4,192)
EUR	5,000,000	USD	5,370,985	State Street Bank & Trust Co.	9/27/24	7,113
USD	5,698,700	EUR	5,332,500	State Street Bank & Trust Co.	7/26/24	(19,910)
USD	767,891	GBP	605,000	State Street Bank & Trust Co.	9/27/24	2,601
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$3,137
Pioneer High Income Fund, Inc. | 6/30/2422

Schedule of Investments  |  6/30/24
(unaudited) (continued)
SWAP CONTRACTS
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
988,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	$(54,558)	$127,897	$73,339
329,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(20,702)	45,124	24,422
433,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(27,262)	59,404	32,142
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(102,522)	$232,425	$129,903
TOTAL SWAP CONTRACTS						$(102,522)	$232,425	$129,903

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
23Pioneer High Income Fund, Inc. | 6/30/24

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$4,789,249	$—	$4,789,249
Common Stocks
Chemicals	2,104	—	—	2,104
Communications Equipment	—	—	5,260	5,260
Oil, Gas & Consumable Fuels	142	5,222	—	5,364
Professional Services	—	—	8	8
All Other Common Stocks	—	1,209,656	—	1,209,656
Asset Backed Securities	—	1,529,419	—	1,529,419
Collateralized Mortgage Obligations	—	5,735,084	—	5,735,084
Commercial Mortgage-Backed Securities	—	7,393,109	—	7,393,109
Convertible Corporate Bonds	—	6,375,357	—	6,375,357
Corporate Bonds	—	299,487,273	—*	299,487,273
Convertible Preferred Stock	894,105	—	—	894,105
Preferred Stock	—	22,585	—	22,585
Right/Warrant	7,544	—	—	7,544
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	320,922	320,922
Multiperil – U.S.	—	—	325,013	325,013
Multiperil – Worldwide	—	—	50	50
Windstorm – U.S.	—	—	219,000	219,000
Windstorm – U.S. Regional	—	—	233,666	233,666
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,200	1,200
Multiperil – Worldwide	—	—	9,515,403	9,515,403
All Other Insurance-Linked Securities	—	3,691,398	—	3,691,398
Foreign Government Bond	—	269,771	—	269,771
Open-End Fund	2,286,520	—	—	2,286,520
Total Investments in Securities	$3,190,415	$330,508,123	$10,620,522	$344,319,060
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$3,137	$—	$3,137
OTC swap contracts, at value	—	129,903	—	129,903
Total Other Financial Instruments	$—	$133,040	$—	$133,040
*	Securities valued at $0.
Pioneer High Income Fund, Inc. | 6/30/2424

Schedule of Investments  |  6/30/24
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 3/31/24	$9,205	$—	$10,040,668	$10,049,873
Realized gain (loss)(1)	—	—	1	1
Changed in unrealized appreciation (depreciation)(2)	(3,945)	(379,566)	136,922	(246,589)
Accrued discounts/premiums	—	—	(219,596)	(219,596)
Purchases	—	—	657,260	657,260
Sales	—	—	(1)	(1)
Transfers in to Level 3*	8	379,566	—	379,574
Transfers out of Level 3*	—	—	—	—
Balance as of 6/30/24	$5,268	$—	$10,615,254	$10,620,522
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2024, investments having aggregate value of $379,574 were transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2024:	$(146,824)
25Pioneer High Income Fund, Inc. | 6/30/24